FINANCIAL RISK MANAGEMENT - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Management [Line Items]
More than five years	$ 0
Liquidity Risk
Financial Risk Management [Line Items]
Up to 90 days	1,996,681	$ 1,639,929
More than 90 days to one year	984,857	972,524
More than one to three years	2,160,313	2,345,306
More than three to five years	2,854,306	3,494,239
More than five years	3,880,888	3,172,946
Total	11,877,045	11,624,944
Nominal value	8,471,843	8,312,135
Liquidity Risk | TAM SA
Financial Risk Management [Line Items]
Up to 90 days	510	510
More than 90 days to one year	1,530	1,530
More than one to three years	4,080	4,080
More than three to five years	7,846	9,886
More than five years	0	0
Total	13,966	16,006
Nominal value	13,966	16,006
Bank Loans, Obligations With The Public, Guaranteed Obligations, Finance Lease, Other Loans | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
More than five years		1,455,439
Bank Loans, Obligations With The Public, Guaranteed Obligations, Finance Lease, Other Loans | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	87,771	114,325
More than 90 days to one year	416,037	499,729
More than one to three years	911,886	1,191,058
More than three to five years	1,831,186	2,538,234
More than five years	2,020,031
Total	5,266,911	5,798,785
Nominal value	3,780,509	4,018,777
Lease Liability, Trade and Other Accounts Payable, Accounts Payable and Related Parties | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	1,908,400	1,525,094
More than 90 days to one year	567,290	471,265
More than one to three years	1,244,347	1,150,168
More than three to five years	1,015,274	946,119
More than five years	1,860,857	1,717,507
Total	6,596,168	5,810,153
Nominal value	4,677,368	4,277,352
Lease liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
More than three to five years		23
GOLDMAN SACHS | Bank loans | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		44,721
More than 90 days to one year		127,878
More than one to three years		302,953
More than three to five years		1,192,355
More than five years		0
Total		1,667,907
Nominal value		$ 1,089,000
Annual Effective rate		20.31%
Annual Nominal rate		15.04%
SANTANDER | Bank loans | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 0
More than 90 days to one year		0
More than one to three years		0
More than three to five years		0
More than five years		0
Total		0
Nominal value		$ 0
Annual Effective rate		0.00%
Annual Nominal rate		0.00%
SANTANDER | Obligation with the public | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 0
More than 90 days to one year		3,230
More than one to three years		6,409
More than three to five years		6,409
More than five years		182,647
Total		198,695
Nominal value		$ 160,214
Annual Effective rate		2.00%
Annual Nominal rate		2.00%
SANTANDER | Obligation with the public | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	0
More than 90 days to one year	2,970
More than one to three years	5,889
More than three to five years	5,889
More than five years	167,830
Total	182,578
Nominal value	$ 147,217
Annual Effective rate	2.00%
Annual Nominal rate	2.00%
WILMINGTON TRUST COMPANY | Obligation with the public | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 0
More than 90 days to one year		153,813
More than one to three years		307,625
More than three to five years		697,438
More than five years		793,625
Total		1,952,501
Nominal value		$ 1,150,000
Annual Effective rate		15.00%
Annual Nominal rate		13.38%
WILMINGTON TRUST COMPANY | Obligation with the public | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 0
More than 90 days to one year	203,875
More than one to three years	407,750
More than three to five years	1,107,750
More than five years	1,455,125
Total	3,174,500
Nominal value	$ 2,100,000
Annual Effective rate	10.69%
Annual Nominal rate	9.71%
WILMINGTON TRUST COMPANY | Guaranteed obligations | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 5,948
More than 90 days to one year		16,928
More than one to three years		42,098
More than three to five years		40,736
More than five years		54,056
Total		159,766
Nominal value		$ 132,585
Annual Effective rate		8.76%
Annual Nominal rate		8.76%
WILMINGTON TRUST COMPANY | Guaranteed obligations | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 5,770
More than 90 days to one year	17,015
More than one to three years	43,945
More than three to five years	41,683
More than five years	33,697
Total	142,110
Nominal value	$ 115,727
Annual Effective rate	7.73%
Annual Nominal rate	7.73%
SANTANDER | Obligation with the public | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 0
More than 90 days to one year		0
More than one to three years		0
More than three to five years		0
More than five years		6
Total		6
Nominal value		$ 3
Annual Effective rate		1.00%
Annual Nominal rate		1.00%
SANTANDER | Obligation with the public | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 0
More than 90 days to one year	0
More than one to three years	0
More than three to five years	0
More than five years	6
Total	6
Nominal value	$ 3
Annual Effective rate	1.00%
Annual Nominal rate	1.00%
BNP PARIBAS | Guaranteed obligations | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 5,940
More than 90 days to one year		17,082
More than one to three years		41,319
More than three to five years		40,578
More than five years		120,730
Total		225,649
Nominal value		$ 171,704
Annual Effective rate		6.98%
Annual Nominal rate		6.98%
BNP PARIBAS | Guaranteed obligations | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 5,996
More than 90 days to one year	17,263
More than one to three years	45,343
More than three to five years	43,928
More than five years	104,940
Total	217,470
Nominal value	$ 159,624
Annual Effective rate	6.03%
Annual Nominal rate	6.03%
BOCOMM | Guaranteed obligations | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 2,724
More than 90 days to one year	8,158
More than one to three years	20,911
More than three to five years	19,790
More than five years	110,277
Total	161,860
Nominal value	$ 100,000
Annual Effective rate	6.42%
Annual Nominal rate	6.42%
EXIM BANK | Other guaranteed obligations | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 452
More than 90 days to one year		1,348
More than one to three years		43,531
More than three to five years		43,494
More than five years		16,665
Total		105,490
Nominal value		$ 99,109
Annual Effective rate		2.29%
Annual Nominal rate		2.05%
EXIM BANK | Other guaranteed obligations | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 5,447
More than 90 days to one year	16,392
More than one to three years	43,700
More than three to five years	38,590
More than five years	14
Total	104,143
Nominal value	$ 99,109
Annual Effective rate	2.29%
Annual Nominal rate	2.05%
EXIM BANK | Financial lease | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 3,262
More than 90 days to one year		9,389
More than one to three years		216,015
More than three to five years		148,582
More than five years		75,118
Total		452,366
Nominal value		$ 413,072
Annual Effective rate		4.13%
Annual Nominal rate		3.31%
EXIM BANK | Financial lease | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 36,227
More than 90 days to one year	82,640
More than one to three years	180,932
More than three to five years	108,316
More than five years	36,702
Total	444,817
Nominal value	$ 413,072
Annual Effective rate	4.00%
Annual Nominal rate	3.17%
MUFG | Other guaranteed obligations | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 12,919
More than 90 days to one year		37,926
More than one to three years		16,649
More than three to five years		0
More than five years		0
Total		67,494
Nominal value		$ 64,102
Annual Effective rate		7.11%
Annual Nominal rate		7.11%
MUFG | Other guaranteed obligations | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 0
More than 90 days to one year	0
More than one to three years	0
More than three to five years	0
More than five years	0
Total	0
Nominal value	$ 0
Annual Effective rate	0.00%
Annual Nominal rate	0.00%
CREDIT AGRICOLE | Other guaranteed obligations | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 6,451
More than 90 days to one year		33,576
More than one to three years		75,714
More than three to five years		243,842
More than five years		0
Total		359,583
Nominal value		$ 266,768
Annual Effective rate		9.43%
Annual Nominal rate		9.43%
CREDIT AGRICOLE | Other guaranteed obligations | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 4,097
More than 90 days to one year	13,097
More than one to three years	35,021
More than three to five years	292,571
More than five years	0
Total	344,786
Nominal value	$ 275,012
Annual Effective rate	6.63%
Annual Nominal rate	6.63%
NATIXIS | Financial lease | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 10,653
More than 90 days to one year		30,443
More than one to three years		73,474
More than three to five years		70,443
More than five years		94,995
Total		280,008
Nominal value		$ 215,357
Annual Effective rate		7.58%
Annual Nominal rate		7.58%
NATIXIS | Financial lease | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 10,319
More than 90 days to one year	29,916
More than one to three years	77,088
More than three to five years	112,238
More than five years	24,493
Total	254,054
Nominal value	$ 191,383
Annual Effective rate	6.73%
Annual Nominal rate	6.73%
NATIXIS | Financial lease | Liquidity Risk | TAM SA
Financial Risk Management [Line Items]
Up to 90 days	$ 510	$ 510
More than 90 days to one year	1,530	1,530
More than one to three years	4,080	4,080
More than three to five years	7,846	9,886
More than five years	0	0
Total	13,966	16,006
Nominal value	$ 13,966	$ 16,006
Annual Effective rate	0.00%	0.00%
Annual Nominal rate	0.00%	0.00%
US BANK | Financial lease | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 17,984
More than 90 days to one year		50,411
More than one to three years		17,681
More than three to five years		0
More than five years		0
Total		86,076
Nominal value		$ 84,177
Annual Effective rate		4.41%
Annual Nominal rate		3.16%
US BANK | Financial lease | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 11,210
More than 90 days to one year	6,710
More than one to three years	0
More than three to five years	0
More than five years	0
Total	17,920
Nominal value	$ 17,492
Annual Effective rate	4.88%
Annual Nominal rate	3.40%
BANK OF UTAH | Financial lease | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 5,891
More than 90 days to one year		17,705
More than one to three years		47,590
More than three to five years		54,357
More than five years		117,597
Total		243,140
Nominal value		$ 172,582
Annual Effective rate		10.71%
Annual Nominal rate		10.71%
BANK OF UTAH | Financial lease | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 5,981
More than 90 days to one year	18,001
More than one to three years	51,307
More than three to five years	60,431
More than five years	86,947
Total	222,667
Nominal value	$ 161,870
Annual Effective rate	10.71%
Annual Nominal rate	10.71%
OTHERS | Other loans | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 104
More than 90 days to one year		0
More than one to three years		0
More than three to five years		0
More than five years		0
Total		104
Nominal value		$ 104
Annual Effective rate		0.00%
Annual Nominal rate		0.00%
AIRCRAFT, OTHERS, US | Lease liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 144,076	$ 139,599
More than 90 days to one year	507,305	419,554
More than one to three years	1,171,362	1,116,682
More than three to five years	958,537	928,238
More than five years	1,718,984	1,685,262
Total	4,500,264	4,289,335
Nominal value	$ 3,174,757	$ 2,894,195
Annual Effective rate	0.00%	0.00%
Annual Nominal rate	0.00%	0.00%
OTHER ASSETS, OTHERS, US | Lease liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 3,717	$ 2,523
More than 90 days to one year	11,276	7,276
More than one to three years	31,723	14,863
More than three to five years	27,462	846
More than five years	90,051	1,404
Total	164,229	26,912
Nominal value	$ 88,854	$ 25,680
Annual Effective rate	0.00%	0.00%
Annual Nominal rate	0.00%	0.00%
OTHER ASSETS, OTHERS, US | Trade and other accounts payables | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 846,541
More than 90 days to one year		7,063
More than one to three years		0
More than three to five years		0
More than five years
Total		853,604
Nominal value		$ 709,933
Annual Effective rate		0.00%
Annual Nominal rate		0.00%
OTHER ASSETS, OTHERS, CLP | Lease liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 1,535	$ 19
More than 90 days to one year	4,604	57
More than one to three years	11,441	94
More than three to five years	10,263	0
More than five years	29,935	0
Total	57,778	170
Nominal value	$ 36,151	$ 135
Annual Effective rate	0.00%	0.00%
Annual Nominal rate	0.00%	0.00%
OTHER ASSETS, OTHERS, CLP | Trade and other accounts payables | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 44,593
More than 90 days to one year		8,072
More than one to three years		0
More than three to five years		0
More than five years		0
Total		52,665
Nominal value		$ 64,317
Annual Effective rate		0.00%
Annual Nominal rate		0.00%
OTHER ASSETS, OTHERS, UF | Lease liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 1,264	$ 557
More than 90 days to one year	3,757	1,255
More than one to three years	9,241	2,906
More than three to five years	6,523	2,426
More than five years	3,631	5,099
Total	24,416	12,243
Nominal value	$ 21,425	$ 11,097
Annual Effective rate	0.00%	0.00%
Annual Nominal rate	0.00%	0.00%
OTHER ASSETS, OTHERS, COP | Lease liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 344	$ 122
More than 90 days to one year	1,016	308
More than one to three years	1,784	266
More than three to five years	56	148
More than five years		0
Total	3,200	844
Nominal value	$ 2,829	$ 667
Annual Effective rate	0.00%	0.00%
Annual Nominal rate	0.00%	0.00%
OTHER ASSETS, OTHERS, EUR | Lease liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 31	$ 63
More than 90 days to one year	92	101
More than one to three years	58	172
More than three to five years	8
More than five years		0
Total	189	359
Nominal value	$ 183	$ 296
Annual Effective rate	0.00%	0.00%
Annual Nominal rate	0.00%	0.00%
OTHER ASSETS, OTHERS, BRL | Lease liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 3,072	$ 2,314
More than 90 days to one year	8,322	6,871
More than one to three years	18,727	15,177
More than three to five years	12,425	14,438
More than five years	18,256	25,742
Total	60,802	64,542
Nominal value	$ 38,082	$ 35,841
Annual Effective rate	0.00%	0.00%
Annual Nominal rate	0.00%	0.00%
OTHER ASSETS, OTHERS, BRL | Trade and other accounts payables | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 309,999
More than 90 days to one year		7,671
More than one to three years		0
More than three to five years		0
More than five years		0
Total		317,670
Nominal value		$ 409,474
Annual Effective rate		0.00%
Annual Nominal rate		0.00%
OTHER ASSETS, OTHERS, MXN | Lease liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 87	$ 24
More than 90 days to one year	217	71
More than one to three years	11	8
More than three to five years	0	0
More than five years	0	0
Total	315	103
Nominal value	$ 299	$ 84
Annual Effective rate	0.00%	0.00%
Annual Nominal rate	0.00%	0.00%
OTHERS, OTHERS, US | Trade and other accounts payables | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 1,291,259
More than 90 days to one year	6,478
More than one to three years	0
More than three to five years	0
More than five years	0
Total	1,297,737
Nominal value	709,933
OTHERS, OTHERS, CLP | Trade and other accounts payables | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	65,753
More than 90 days to one year	193
More than one to three years	0
More than three to five years	0
More than five years	0
Total	65,946
Nominal value	64,317
OTHERS, OTHERS, BRL | Trade and other accounts payables | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	224,513
More than 90 days to one year	6,621
More than one to three years	0
More than three to five years	0
More than five years	0
Total	231,134
Nominal value	409,474
OTHERS, OTHERS, Other currency | Trade and other accounts payables | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	172,749	$ 178,740
More than 90 days to one year	4,534	5,522
More than one to three years	0	0
More than three to five years	0	0
More than five years	0	0
Total	177,283	184,262
Nominal value	118,189	$ 118,189
Annual Effective rate		0.00%
Annual Nominal rate		0.00%
Qatar Airways | Accounts payable to related parties currents | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	0	$ 0
More than 90 days to one year	3,576	2,312
More than one to three years	0	0
More than three to five years	0	0
More than five years	0	0
Total	3,576	2,312
Nominal value	3,576	2,312
Delta Air Lines, Inc. | Accounts payable to related parties currents | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	0	0
More than 90 days to one year	9,299	5,132
More than one to three years	0	0
More than three to five years	0	0
More than five years	0	0
Total	9,299	5,132
Nominal value	$ 9,299	$ 5,132